SCHWAB STRATEGIC TRUST
Schwab® Core Bond ETF
(the fund)
Supplement dated April 1, 2026, to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with these documents.
Effective April 1, 2026, all references to John Majoros in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG130330-00 (04/26)
00324129